UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10197

        Nuveen California Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:         5/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
	May 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 7.1% (4.6% of Total Investments)
$ 775	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$755,191
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,625	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	4,812,590
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
13,480	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	10,213,391
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

18,880	Total Consumer Staples			15,781,172

	Education and Civic Organizations – 14.6% (9.6% of Total Investments)
2,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,	6/11 at 101.00	AAA	2,098,500
	5.250%, 12/01/32
180	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	186,059
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
125	5.000%, 11/01/21	11/15 at 100.00	A2	130,805
165	5.000%, 11/01/25	11/15 at 100.00	A2	171,600
6,375	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/08 at 102.00	Aaa	6,551,078
	Series 2001A, 5.400%, 3/01/21 – MBIA Insured (Alternative Minimum Tax)
	California State Public Works Board, Lease Revenue Bonds, University of California, UCLA
	Replacement Hospital Project, Series 2002A:
7,880	5.375%, 10/01/16 – FSA Insured	10/12 at 100.00	AAA	8,466,587
10,570	5.375%, 10/01/18 – FSA Insured	10/12 at 100.00	AAA	11,258,635
620	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	674,988
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	AAA	3,147,390
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured

30,915	Total Education and Civic Organizations			32,685,642

	Health Care – 15.2% (10.0% of Total Investments)
2,000	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series	4/12 at 100.00	BBB+	2,115,980
	2001, 6.000%, 4/01/22
1,240	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	1,261,353
	Series 2005, 5.000%, 11/15/34
7,180	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	7,506,977
	5.250%, 11/15/46
500	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	526,315
	LLC, Series 2001A, 5.550%, 8/01/31
955	California State Public Works Board, Revenue Bonds, University of California – Davis Medical	11/14 at 100.00	AAA	1,001,671
	Center, Series 2004II-A, 5.000%, 11/01/22 – MBIA Insured
960	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	961,450
	System, Series 2007A, 5.125%, 7/15/31
2,185	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,	No Opt. Call	A+	2,356,697
	Memorial Health Services, Series 2003A, 6.000%, 10/01/11
2,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AAA	2,659,900
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – FSA Insured
6,190	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	6,263,909
	Series 2006, 5.000%, 3/01/41
1,925	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	2,005,908
	Series 2001C, 5.250%, 8/01/31
5,355	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	No Opt. Call	A+	5,440,252
	Series 2002E, 4.700%, 11/01/36 (Mandatory put 6/01/09)
2,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	4/17 at 100.00	A+	1,949,020
	Series 2007A, 4.750%, 4/01/33

32,990	Total Health Care			34,049,432

	Housing/Multifamily – 10.0% (6.6% of Total Investments)
2,450	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue	No Opt. Call	BBB	2,510,589
	Refunding Bonds, United Dominion/2000 Post Apartments, Series 2000B, 6.250%, 8/15/30
	(Mandatory put 8/15/08)
3,430	California Statewide Community Development Authority, GNMA Collateralized Housing Revenue	8/12 at 105.00	Aaa	3,818,859
	Refunding Bonds, Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37
5,962	California Statewide Community Development Authority, Multifamily Housing Revenue Refunding	6/11 at 102.00	AAA	6,304,159
	Bonds, Claremont Village Apartments, Series 2001D, 5.500%, 6/01/31 (Mandatory put 6/01/16)
	(Alternative Minimum Tax)
4,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A–	4,385,400
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32
205	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	210,875
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,055	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,126,160
	Home Park, Series 2003A, 5.750%, 9/15/38
700	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	749,952
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
3,045	Yucaipa Redevelopment Agency, California, Mobile Home Park Revenue Bonds, Rancho del Sol and	5/11 at 102.00	N/R	3,363,355
	Grandview, Series 2001A, 6.750%, 5/15/36

20,847	Total Housing/Multifamily			22,469,349

	Housing/Single Family – 0.5% (0.3% of Total Investments)
525	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	557,996
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
575	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single	6/11 at 102.00	AAA	583,079
	Family Mortgage Revenue Bonds, Series 2001A, 5.650%, 12/01/31 (Alternative Minimum Tax)

1,100	Total Housing/Single Family			1,141,075

	Industrials – 0.6% (0.4% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,271,025
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Long-Term Care – 0.7% (0.5% of Total Investments)
1,550	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A+	1,598,453
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.125%, 1/01/22

	Tax Obligation/General – 14.7% (9.6% of Total Investments)
5,260	California State, General Obligation Bonds, Series 2006CD, RITES 1502, 5.680%, 12/01/32	12/15 at 100.00	AA–	4,654,995
	(Alternative Minimum Tax) (IF)
3,615	Colton Joint Unified School District, San Bernardino County, California, General Obligation	8/12 at 102.00	AAA	3,929,867
	Bonds, Series 2002A, 5.500%, 8/01/22 – FGIC Insured
	Contra Costa County Community College District, California, General Obligation Bonds,
	Series 2002:
3,005	5.000%, 8/01/21 – FGIC Insured	8/12 at 100.00	AAA	3,145,995
3,300	5.000%, 8/01/22 – FGIC Insured	8/12 at 100.00	AAA	3,435,300
1,325	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding	No Opt. Call	AAA	1,528,653
	Bonds, School District Program, Series 1998A, 6.650%, 8/01/13 – MBIA Insured
2,500	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series	8/15 at 100.00	AAA	2,355,625
	2007, 4.250%, 8/01/32 – FSA Insured
3,910	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006B,	7/16 at 100.00	AAA	4,039,538
	4.750%, 7/01/24 – FGIC Insured (UB)
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AAA	2,271,480
	MBIA Insured
355	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	373,314
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
2,811	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/16 at 101.00	AAA	2,805,069
	Series 2006F-1, 4.500%, 7/01/29 – FSA Insured (UB)
4,050	Santa Rosa High School District, Sonoma County, California, General Obligation Bonds, Series	5/11 at 101.00	AAA	4,265,055
	2001, 5.300%, 5/01/26 – FGIC Insured

32,131	Total Tax Obligation/General			32,804,891

	Tax Obligation/Limited – 22.3% (14.7% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
650	5.500%, 9/01/24	9/14 at 102.00	N/R	680,401
385	5.800%, 9/01/35	9/14 at 102.00	N/R	409,166
4,900	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	A	5,333,699
	2003C, 5.500%, 6/01/16
2,105	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	2,245,025
1,200	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	1,267,908
	Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33
435	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	457,629
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,330	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	1,399,107
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured (UB)
1,500	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	Aaa	1,565,955
	Participation, Series 2007, 5.000%, 9/01/36 – AMBAC Insured
4,845	Encinitas Public Financing Authority, California, Lease Revenue Bonds, Acquisition Project,	4/08 at 102.00	AAA	4,987,734
	Series 2001A, 5.250%, 4/01/31 – MBIA Insured
750	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	795,308
	6.000%, 9/01/34
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	AAA	1,908,254
	Series 2006, 5.250%, 9/01/36 – XLCA Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
215	5.000%, 9/01/26	9/16 at 100.00	N/R	215,854
495	5.125%, 9/01/36	9/16 at 100.00	N/R	500,410
2,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	2,159,780
	Series 2003H, 6.000%, 10/01/20
415	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	418,312
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
1,265	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,395,371
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
800	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	831,448
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
8,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/08 at 101.00	AAA	8,158,160
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 – AMBAC Insured
500	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,	9/14 at 102.00	N/R	501,615
	Series 2006D, 5.000%, 9/01/33
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	8/11 at 101.00	N/R	2,091,540
	Ranch, Series 2003A, 5.550%, 8/15/33
2,500	Petaluma Community Development Commission, California, Tax Allocation Bonds, Merged Project	5/17 at 100.00	AAA	2,442,325
	Area, Series 2007, 4.500%, 5/01/39 – AMBAC Insured
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	BBB–	2,341,300
	6.000%, 8/01/26
385	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	399,865
	2005A, 5.000%, 9/01/35 – XLCA Insured
475	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	493,207
	8/01/25 – AMBAC Insured
700	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	742,721
	Series 2003C, 6.000%, 9/01/33
970	San Marcos Public Facilities Authority, California, Special Tax Bonds, Community Facilities	9/09 at 102.00	N/R	1,010,944
	District 99-1, Series 2003B, 6.000%, 9/01/24
1,530	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and	8/15 at 100.00	AAA	1,591,781
	3, Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
1,930	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	2,165,055
	District 01-1, Series 2003B, 6.750%, 9/01/30
500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	532,895
	District 01-1, Series 2004B, 6.000%, 9/01/39
850	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	919,437
	District 2001-1, Series 2004A, 6.125%, 9/01/39

47,415	Total Tax Obligation/Limited			49,962,206

	Transportation – 10.2% (6.7% of Total Investments)
1,930	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,026,133
	2006, 5.000%, 4/01/31
7,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,522,670
	Bonds, Series 1999, 0.000%, 1/15/27
5,585	Port of Oakland, California, Revenue Bonds, Series 2002N, 5.000%, 11/01/16 – MBIA Insured	11/12 at 100.00	AAA	5,795,164
	(Alternative Minimum Tax) (4)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29A:
2,430	5.250%, 5/01/18 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	AAA	2,553,274
2,555	5.250%, 5/01/19 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	AAA	2,679,147
1,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/13 at 100.00	AAA	1,058,070
	Airport, Second Series 2003, Issue 29B, 5.125%, 5/01/17 – FGIC Insured
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	AAA	2,090,540
	International Airport, Second Series 2002, Issue 28A, 5.250%, 5/01/17 – MBIA Insured
	(Alternative Minimum Tax)

22,500	Total Transportation			22,724,998

	U.S. Guaranteed – 36.5% (23.9% of Total Investments) (5)
9,000	Anitoch Area Public Facilities Financing Agency, California, Special Tax Bonds, Community	8/11 at 100.00	AAA	9,516,510
	Facilities District 1989-1, Series 2001, 5.250%, 8/01/25 (Pre-refunded 8/01/11) – MBIA Insured
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	6,410,100
	5/01/18 (Pre-refunded 5/01/12)
1,000	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	A+ (5)	1,073,980
3,000	Central California Joint Powers Health Finance Authority, Certificates of Participation,	2/10 at 101.00	AAA	3,186,930
	Community Hospitals of Central California Obligated Group, Series 2000, 6.000%, 2/01/30
	(Pre-refunded 2/01/10)
3,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,506,560
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,195	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (5)	1,374,107
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
905	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (5)	1,015,872
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
7,530	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AAA	7,890,762
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
10,840	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AAA	11,448,665
	5.000%, 7/01/19 (Pre-refunded 7/01/12) – MBIA Insured
1,250	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	AAA	1,347,225
	5.250%, 7/01/20 (Pre-refunded 7/01/13) – FSA Insured
3,000	Northern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds,	6/11 at 100.00	AAA	3,175,530
	Series 2001A, 5.375%, 6/01/41 (Pre-refunded 6/01/11)
6,000	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/11 at 102.00	AAA	6,457,440
	Area, Series 2001, 5.250%, 10/01/35 (Pre-refunded 10/01/11) – AMBAC Insured
12,090	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series	6/11 at 100.00	AAA	12,648,795
	2001A, 5.000%, 6/01/25 (Pre-refunded 6/01/11) – MBIA Insured (4)
1,160	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,226,074
	2002A, 5.000%, 8/01/21 (Pre-refunded 8/01/12) – FGIC Insured
6,200	Southwestern Community College District, San Diego County, California, General Obligation	8/11 at 101.00	AAA	6,638,588
	Bonds, Series 2001, 5.375%, 8/01/25 (Pre-refunded 8/01/11) – AMBAC Insured
2,800	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	3,008,964
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.500%,
	6/01/36 (Pre-refunded 6/01/12)
1,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	A+ (5)	1,633,260
	Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)

76,670	Total U.S. Guaranteed			81,559,362

	Utilities – 4.8% (3.1% of Total Investments)
5,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AAA	5,352,550
	Series 2004, 5.250%, 10/01/21 – MBIA Insured
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds,
	Series 2003A-2:
750	5.000%, 7/01/21 – MBIA Insured	7/13 at 100.00	AAA	787,020
1,000	5.000%, 7/01/23 – MBIA Insured	7/13 at 100.00	AAA	1,044,160
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	524,190
	2005A-1, 5.000%, 7/01/31 – FSA Insured
790	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	830,606
	9/01/31 – XLCA Insured
2,000	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.250%, 7/01/20 –	7/13 at 100.00	AAA	2,130,960
	MBIA Insured

10,040	Total Utilities			10,669,486

	Water and Sewer – 15.3% (10.0% of Total Investments)
4,900	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/11 at 100.00	AAA	5,050,234
	System Subordinated Revenue Bonds, Series 2001, 5.000%, 6/01/26 – MBIA Insured
2,655	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/14 at 100.00	AAA	2,782,520
	Series 2004A, 5.000%, 3/01/20 – FGIC Insured
545	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	569,705
	5.000%, 4/01/36 – MBIA Insured
3,365	Hollister Joint Powers Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	6/16 at 100.00	AAA	3,509,897
	5.000%, 6/01/37 – FSA Insured
1,800	Pomona Public Finance Authority, California, Revenue Bonds, Water Facilities Project, Series	5/17 at 100.00	AAA	1,886,706
	2007AY, 5.000%, 5/01/37 – AMBAC Insured
750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	790,845
	2006, 5.000%, 12/01/31 – FGIC Insured
1,700	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AAA	1,771,502
	5.000%, 3/01/24 – MBIA Insured
6,885	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue	8/12 at 100.00	AAA	7,208,044
	Bonds, Series 2002, 5.000%, 8/01/21 – MBIA Insured
10,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AAA	10,641,399
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – MBIA Insured

32,600	Total Water and Sewer			34,210,852

$ 328,888	Total Investments (cost $327,642,059) – 152.5%			340,927,943

	Floating Rate Obligations – (2.4)%			(5,363,000)

	Other Assets Less Liabilities – (0.9)%			(1,949,007)

	Preferred Shares, at Liquidation Value – (49.2)%			(110,000,000)

	Net Assets Applicable to Common Shares – 100%			$223,615,936

Forward Swaps outstanding at May 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

Goldman Sachs	$38,500,000	Receive	3-Month USD-LIBOR	5.681%	Semi-Annually	7/27/07	7/27/12	$(552,368)
JPMorgan	12,000,000	Receive	3-Month USD-LIBOR	5.716	Semi-Annually	7/27/07	7/27/14	(221,433)
Morgan Stanley	13,700,000	Pay	3-Month USD-LIBOR	5.811	Semi-Annually	7/27/07	7/27/24	345,718
Morgan Stanley	18,500,000	Pay	3-Month USD-LIBOR	5.816	Semi-Annually	7/27/07	7/27/29	480,840

								$ 52,757

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Portion of the investment, with an aggregate market value of $1,903,330, has been pledged to collateralize the net payment obligations under forward swap contracts.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At May 31, 2007, the cost of investments was $322,265,451.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2007, were as follows:

Gross unrealized:
Appreciation	$13,734,434
Depreciation	(434,734)

Net unrealized appreciation (depreciation) of investments	$13,299,700

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         July 27, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        July 27, 2007

* Print the name and title of each signing officer under his or her signature.